Employee Benefit Expenses (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee benefits [Abstract]
Wages, salaries, bonus and termination costs		$ 919	$ 1,145	$ 1,096
Staff meals		46	57	55
Pension costs - defined contribution plan		35	40	38
Share-based compensation, net of amount capitalized	[1],[2]	15	14	13
Other employee benefit expenses		35	36	36
Employee benefit expenses		1,050	1,292	1,238
Capitalized share-based compensation	[1]	$ 1	$ 1	$ 1

[1]	Share-based compensation of US$1 million, US$1 million and US$1 million was capitalized during the years ended December 31, 2020, 2019 and 2018, respectively. For further information related to the Company’s equity award plan and LVS’ equity award plan, see Note 26 to the consolidated financial statements.
[2]	The amount comprises of US$9 million, US$13 million and US$13 million equity-settled shared-based payment expense, net of amounts capitalized and US$6 million, US$1 million and nil cash-settled share-based payment expense, net of amounts capitalized, for the years ended December 31, 2020, 2019, and 2018, respectively.